Subsequent Events (Details) - USD ($)	Feb. 05, 2024	Aug. 31, 2023	Jul. 14, 2023	Nov. 09, 2022	Jul. 24, 2023	Mar. 31, 2023	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Purchased principal amount (in Dollars)		$ 454,130		$ 3,333,333.33
Issuance reserved shares				20,911,474,000,000
Common stock, shares issued				19,157,088
Secured loan (in Dollars)						$ 1,000,000
Issued capital ordinary (in Dollars)					$ 30,000,000
Par value (in Dollars per share)		$ 0.4
Ordinary shares [member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued						34,154,062	34,154,062
Par value (in Dollars per share)						$ 0.01	$ 0.01
Ordinary shares [member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued						1,754,386
Par value (in Dollars per share)		$ 0.01
Non-adjusting event after reporting period [Member]
Subsequent Events (Details) [Line Items]
Secured loan (in Dollars)			$ 350,000
Shares held			1,500,000
Total repayment amount (in Dollars)			$ 472,500
Interest expense (in Dollars)			122,500
Repayment term, amount (in Dollars)			19,687.5
Average monthly payment (in Dollars)			$ 78,750
Event after reporting period [Member]
Subsequent Events (Details) [Line Items]
Combined share	1
Shares issued	60
Event after reporting period [Member] | Top of range [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares reduced	93,679,260
Event after reporting period [Member] | Bottom of range [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares reduced	1,561,309
Event after reporting period [Member] | Ordinary shares [member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share)	$ 0.01